Velocity Commercial Capital Loan Trust 2024-3

Exhibit 99.08

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	9	64.29%
Delinquency, No Missing Data	5	35.71%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	14	100.00%